Subsidiaries of the Company (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Subsidiaries Of Company [Abstract]
Disclosure of detailed information about shareholding percentage in subsidiaries [text block]
A list of subsidiaries and the Company´s shareholding percentage in such subsidiaries as of December 31, 2017, 2016 and 2015 are presented below:

Name	Shareholding percentage in subsidiaries
		December 31,
	Country	2017	2016	2015
Bachoco, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	México	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	México	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	México	64.00	64.00	64.00
Aviser, S.A. de C.V.	México	99.99	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	México	99.99	99.99	99.99
Secba, S.A. de C.V.	México	99.99	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	México	99.99	99.99	99.99
Sepetec, S. A. de C.V.	México	99.99	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	-
Proveedora La Perla S.A. de C.V.	México	100.00	-	-